MFS COMMODITY STRATEGY FUND (Prospectus Summary): | MFS COMMODITY STRATEGY FUND
MFS® Commodity Strategy Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is December 13, 2012.

MFS® Commodity Strategy Fund

Effective December 13, 2012, the sub-section entitled “Principal Investment Strategies” beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) seeks to achieve the fund’s objective by providing exposure to the commodities markets.  The fund normally invests significantly in commodity-linked derivatives and debt instruments.  Commodities are assets with tangible properties, including oil, natural gas, agricultural products, and industrial and other precious metals. The fund’s investments in commodity-linked derivatives provide exposure to the investment returns of the commodities markets without investing directly in commodities.

MFS primarily invests the fund’s investments in commodity-linked derivatives in commodity-linked notes, but may also invest in other commodity-linked derivatives, such as commodity-linked futures, options, and swaps. In addition to direct investments in commodity-linked derivatives, MFS may also invest up to 25% of the fund’s assets in a wholly-owned and controlled subsidiary (“Subsidiary”) that will invest primarily in commodity-linked derivatives (such as commodity-linked futures, options, and swaps) and debt instruments. MFS does not currently intend to invest the fund's assets in commodity-linked futures, options, swaps, or a Subsidiary.

MFS allocates the fund’s investments in commodity-linked derivatives among a variety of different commodity sectors based on quantitative analysis.

Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade debt instruments.

MFS may invest the fund’s assets in foreign securities.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

In addition to the commodity-linked derivatives described above, MFS may use derivatives for any investment purpose. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling debt investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered.